Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions
7.	Related party transactions

Related parties are natural persons or companies that can be influenced by the reporting entity, that can exert an influence on the reporting entity or that are under the influence of another related party of the reporting entity. Transactions between related parties mainly include loans, leases, and management services.

Relationships with related parties have changed since December 31, 2025, due to the acquisition of an investment in Speicheranlagenbetreibergesellschaft mbH (see Note 4.2.1). Furthermore, the Company issued new shares upon the exercise of warrants (see Note 4.2.5) and subscription rights (see Note 4.2.4) to existing shareholders. The Company intends to use the proceeds from the issue of these shares for general corporate purposes, which may include working capital, capital expenditure, and other business investments. With regard to the development of shareholder loans, please refer to Note 4.2.7.

Other than this, there have been no significant changes in related-party relationships. All business transactions, receivables and liabilities with related parties existing at the reporting date result from ordinary business activities and are conducted at arm’s length.